johim13f-093010
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         October 27, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      56
                                                  -----------------------

Form 13F Information Table Value Total:              $463,222 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
51JOB INC ADR REP	      COM       316827104    13,055         348,423    SH    Shared-Defined     0                    348,423
AMPHENOL CORP CLASS A         COM       032095101    10,272         209,719    SH    Shared-Defined     0                    209,719
APPLE INC COM		      COM       037833100    23,095          81,392    SH    Shared-Defined     0                     81,392
AT&T INC COM		      COM       00206R102     5,946	    207,895    SH    Shared-Defined     0                    207,895
BANK OF AMERICA CORP COM      COM       060505104       343	     26,210    SH    Shared-Defined     0                     26,210
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,466	     17,730    SH    Shared-Defined     0                     17,730
BLACKSTONE GROUP LP	      COM	09253U108     1,373         108,200    SH    Shared-Defined     0                    108,200
BROOKDALE SN LIVING   	      COM	112463104     3,228         197,905    SH    Shared-Defined     0                    197,905
BRUNSWICK CAP LTD             COM       117043109       929         474,156    SH    Shared-Defined     0                    474,156
CADIZ INC     		      COM	127537207     4,615         449,812    SH    Shared-Defined     0                    449,812
CARNIVAL CORP Com             COM	143658300       613	     16,050    SH    Shared-Defined     0                     16,050
CELGENE CORP Com              COM	151020104     7,029	    122,014    SH    Shared-Defined     0                    122,014
CHEVRON CORP COM	      COM	166764100     6,250	     77,107    SH    Shared-Defined     0                     77,107
CHUBB CORP COM                COM       171232101     1,784          31,310    SH    Shared-Defined     0                     31,310
CITIGROUP INC COM	      COM       172967101     7,961       2,035,972    SH    Shared-Defined     0		   2,035,972
COLGATE-PALMOLIVE CO.         COM       194162103    46,281         602,151    SH    Shared-Defined     0                    602,151
CONCUR TECHNOLOGIES INC	      COM       206708109     6,170         124,790    SH    Shared-Defined     0                    124,790
EMERSON ELECTRIC CO COM       COM       291011104    42,769         812,165    SH    Shared-Defined     0                    812,165
EQUINIX INC	              COM       29444U502     3,595          35,120    SH    Shared-Defined     0                     35,120
ESTEE LAUDER CO               COM       518439104    15,674         247,890    SH    Shared-Defined     0                    247,890
EXXON MOBIL CORP              COM       30231G102     5,840          94,521    SH    Shared-Defined     0                     94,521
GENERAL ELECTRIC CO           COM       369604103       309          19,000    SH    Shared-Defined     0                     19,000
GLOBAL DEFENSE TECH SYS COM   COM       37950B107       658          48,000    SH    Shared-Defined     0                     48,000
HARTFORD FINANCIAL            COM       416515104     3,527         153,700    SH    Shared-Defined     0                    153,700
HERSHEY CO                    COM       427866108       551          11,580    SH    Shared-Defined     0                     11,580
INFORMATICA CORP COM          COM       45666Q102     9,275         241,465    SH    Shared-Deinded     0                    241,465
INTERCONTINTAL EXCHANGE       COM       45865V100     3,571          34,102    SH    Shared-Defined     0                     34,102
ISHARES MSCI ACWI INDEX FUND  COM       464288257    10,025         232,000    SH    Shared-Defined     0                    232,000
JP MORGAN CHASE COM           COM       46625H100       527          13,850    SH    Shared-Defined     0                     13,850
LAZARD LTD		      COM       G54050102     7,546         215,101    SH    Shared-Defined     0                    215,101
MARSH & MCLENNAN COS INC      COM       571748102       277          11,502    SH    Shared-Defined     0                     11,502
MERCK & CO. INC               COM       58933Y105       613          16,643    SH    Shared-Defined     0                     16,643
NALCO HOLDING CO              COM       62985Q101       769          30,500    SH    Shared-Defined     0                     30,500
NORTHERN TRUST CO COM         COM       665859104     7,781         161,303    SH    Shared-Defiend     0                    161,303
NUVASIVE INC COM	      COM	670704105     9,556	    271,953    SH    Shared-Defined     0		     271,953
OCZ TECHNOLOGY GP             COM       67086E303       454         159,420    SH    Shared-Defined     0                    159,420
ORACLE CORP                   COM       68389X105       349          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS         COM       G67743107       245          22,000    SH    Shared-Defined     0                     22,000
PEPSICO INC                   COM       713448108     4,639          69,825    SH    Shared-Defined     0                     69,825
PFIZER INC		      COM       717081103    12,204         710,771    SH    Shared-Defined     0                    710,771
PHILIP MORRIS INTERNATIONAL   COM       718172109    20,575         367,286    SH    Shared-Defined     0                    367,286
PRAXAIR INC                   COM       74005P104     3,403          37,700    SH    Shared-Defined     0                     37,700
PROCTOR & GAMBLE CO           COM       742718109     1,027          17,128    SH    Shared-Defined     0                     17,128
QUALCOMM INC COM              COM       747525103    23,635         523,672    SH    Shared-Defined     0                    523,672
REYNOLDS AMERICAN INC         COM       761713106    30,688         516,724    SH    Shared-Defined     0                    516,724
RYANAIR			      COM       783513104     1,936          62,821    SH    Shared-Defined     0                     62,821
SALESFORCE.COM INC            COM       79466L302    18,477         165,270    SH    Shared-Defined     0                    165,270
SCHLUMBERGER                  COM       806857108    21,105         342,559    SH    Shared-Defined     0                    342,559
SOUTHERN CO COM	              COM       842587107    14,920         400,647    SH    Shared-Defined     0                    400,647
TEXTRON INC                   COM       883203101     8,219         399,750    SH    Shared-Defiend     0                    399,750
TRINASOLAR LTD                COM       89628E104     1,021          33,844    SH    Shared-Defiend     0                     33,844
UNITED TECHNOLOGIES CORP      COM       913017109    16,079         225,731    SH    Shared-Defiend     0                    225,731
VERIZON COMMUNICATIONS        COM       92343V104     1,763          54,100    SH    Shared-Defined     0                     54,100
VISA INC          	      COM       92826C839    13,066         175,955    SH    Shared-Defined     0                    175,955
WAL-MART STORES INC           COM       931142103     4,114          76,865    SH    Shared-Defined     0                     76,865
WISCONSIN ENERGY CORP         COM       976657106     2,028          35,090    SH    Shared-Defined     0                     35,090